BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash		$ 809,481
Restricted Cash	$ 8,651	0
Prepaid expenses and other assets	9,338	268,208
Total current assets	117,950	1,077,689
Prepaid expenses - non current		17,868
Investments held in Trust Account	3,293,966	117,191,410
TOTAL ASSETS	3,411,916	118,286,967
CURRENT LIABILITIES
Accounts payable and accrued expenses	1,099,166	829,440
Due to Trust Account	99,961
Loan payable	204,222
Derivative liability-Forward Purchase Agreement	665,116
Excise tax payable	1,143,296
Income tax payable	72,824	250,739
Franchise tax payable	21,247	163,200
Total liabilities	3,305,832	1,243,379
COMMITMENTS AND CONTINGENCIES (Note 6)
STOCKHOLDERS' DEFICIT
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock; $0.0001 par value; 50,000,000 shares authorized; 3,251,000 shares issued and outstanding (excluding 305,410 shares and 11,500,000 shares, respectively, subject to possible redemption) as of December 31, 2023 and 2022	324	324
Additional paid-in capital		1,605,560
Accumulated deficit	(3,202,604)	(1,862,271)
Total stockholders' deficit	(3,202,280)	(256,387)
TOTAL LIABILITIES, REDEEMABLE COMMON STOCK AND STOCKHOLDERS' DEFICIT	3,411,916	118,286,967
Sponsor
CURRENT ASSETS
Due from Sponsor	99,961
Common stock subject to possible redemption
CURRENT LIABILITIES
Common stock subject to possible redemption, $0.0001 par value, 305,410 shares and 11,500,000 shares at redemption value of approximately $10.83 and $10.20 per share as of December 31, 2023 and 2022, respectively	$ 3,308,364	$ 117,299,975